Risk Management - Disclosure of loans and advances at amortised cost by product (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Loans and advances	£ 1,518,454	£ 1,491,765
Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(5,727)	(5,532)
Loans and advances
Disclosure of financial assets [line items]
Loans and advances	361,523	346,273
Loans and advances | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	328,579	306,774
Loans and advances | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(891)	(938)
Loans and advances | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	30,664	37,153
Loans and advances | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1,708)	(1,751)
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	7,530	7,359
Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(2,690)	(2,381)
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	39	57
Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	0
Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	177,333	168,061
Retail mortgages | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	177,450	168,248	£ 172,095
Retail mortgages | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(117)	(187)	(583)
Retail mortgages | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	161,654	146,690	150,202
Retail mortgages | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(17)	(38)	(50)
Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	13,829	19,596	19,469
Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(16)	(62)	(105)
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	1,967	1,962	2,424
Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(84)	(87)	(428)
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	0	0	0
Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	0	0
Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	36,952	34,779
Retail credit cards | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	40,281	38,086	37,707
Retail credit cards | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(3,329)	(3,307)	(3,486)
Retail credit cards | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	33,723	31,126	30,409
Retail credit cards | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(566)	(553)	(523)
Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	4,479	5,017	5,578
Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1,194)	(1,247)	(1,630)
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	2,055	1,903	1,720
Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1,569)	(1,507)	(1,333)
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	24	40	0
Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	0	0
Retail other
Disclosure of financial assets [line items]
Loans and advances	13,914	13,808
Retail other | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	14,431	14,218	10,305
Retail other | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(517)	(410)	(353)
Retail other | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	12,349	12,450	8,469
Retail other | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(101)	(138)	(59)
Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	1,718	1,373	1,343
Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(183)	(111)	(118)
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	349	378	493
Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(233)	(161)	(176)
Retail other | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	15	17	0
Retail other | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	0	0
Corporate loans
Disclosure of financial assets [line items]
Loans and advances	133,324	129,625
Corporate loans | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	134,650	130,791	128,361
Corporate loans | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1,326)	(1,166)	(1,299)
Corporate loans | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	120,853	116,508	112,505
Corporate loans | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(207)	(209)	(287)
Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	10,638	11,167	13,302
Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(315)	(331)	(414)
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	3,159	3,116	2,554
Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(804)	(626)	(598)
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	0	0	0
Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	0	£ 0
Financial assets at amortised cost | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	£ 361,523	£ 346,273
Coverage ratio	1.40%	1.40%
Financial assets at amortised cost | Loans and advances | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 366,812	£ 351,343
Financial assets at amortised cost | Loans and advances | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	£ (5,289)	£ (5,070)
Coverage ratio	1.40%	1.40%
Financial assets at amortised cost | Loans and advances | Stage 1
Disclosure of financial assets [line items]
Loans and advances	£ 327,688	£ 305,836
Coverage ratio	0.30%	0.30%
Financial assets at amortised cost | Loans and advances | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 328,579	£ 306,774
Financial assets at amortised cost | Loans and advances | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	£ (891)	£ (938)
Coverage ratio	0.30%	0.30%
Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 28,956	£ 35,402
Coverage ratio	5.60%	4.70%
Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 30,664	£ 37,153
Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	£ (1,708)	£ (1,751)
Coverage ratio	5.60%	4.70%
Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of financial assets [line items]
Loans and advances	£ 4,840	£ 4,978
Coverage ratio	35.70%	32.40%
Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 7,530	£ 7,359
Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	£ (2,690)	£ (2,381)
Coverage ratio	35.70%	32.40%
Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 3 POCI
Disclosure of financial assets [line items]
Loans and advances	£ 39	£ 57
Coverage ratio	0.00%	0.00%
Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 39	£ 57
Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Financial assets at amortised cost | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	£ 177,333	£ 168,061
Coverage ratio	0.10%	0.10%
Financial assets at amortised cost | Retail mortgages | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 177,450	£ 168,248
Financial assets at amortised cost | Retail mortgages | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(117)	(187)
Financial assets at amortised cost | Retail mortgages | Stage 1
Disclosure of financial assets [line items]
Loans and advances	£ 161,637	£ 146,652
Coverage ratio	0.00%	0.00%
Financial assets at amortised cost | Retail mortgages | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 161,654	£ 146,690
Financial assets at amortised cost | Retail mortgages | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(17)	(38)
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 13,813	£ 19,534
Coverage ratio	0.10%	0.30%
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 13,829	£ 19,596
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(16)	(62)
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of financial assets [line items]
Loans and advances	£ 1,883	£ 1,875
Coverage ratio	4.30%	4.40%
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 1,967	£ 1,962
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(84)	(87)
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 3 POCI
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 0
Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	0
Financial assets at amortised cost | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	£ 36,952	£ 34,779
Coverage ratio	8.30%	8.70%
Financial assets at amortised cost | Retail credit cards | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 40,281	£ 38,086
Financial assets at amortised cost | Retail credit cards | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(3,329)	(3,307)
Financial assets at amortised cost | Retail credit cards | Stage 1
Disclosure of financial assets [line items]
Loans and advances	£ 33,157	£ 30,573
Coverage ratio	1.70%	1.80%
Financial assets at amortised cost | Retail credit cards | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 33,723	£ 31,126
Financial assets at amortised cost | Retail credit cards | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(566)	(553)
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 3,285	£ 3,770
Coverage ratio	26.70%	24.90%
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 4,479	£ 5,017
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1,194)	(1,247)
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of financial assets [line items]
Loans and advances	£ 486	£ 396
Coverage ratio	76.40%	79.20%
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 2,055	£ 1,903
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1,569)	(1,507)
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI
Disclosure of financial assets [line items]
Loans and advances	£ 24	£ 40
Coverage ratio	0.00%	0.00%
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 24	£ 40
Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	0
Financial assets at amortised cost | Retail other
Disclosure of financial assets [line items]
Loans and advances	£ 13,914	£ 13,808
Coverage ratio	3.60%	2.90%
Financial assets at amortised cost | Retail other | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 14,431	£ 14,218
Financial assets at amortised cost | Retail other | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(517)	(410)
Financial assets at amortised cost | Retail other | Stage 1
Disclosure of financial assets [line items]
Loans and advances	£ 12,248	£ 12,312
Coverage ratio	0.80%	1.10%
Financial assets at amortised cost | Retail other | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 12,349	£ 12,450
Financial assets at amortised cost | Retail other | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(101)	(138)
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 1,535	£ 1,262
Coverage ratio	10.70%	8.10%
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 1,718	£ 1,373
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(183)	(111)
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of financial assets [line items]
Loans and advances	£ 116	£ 217
Coverage ratio	66.80%	42.60%
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 349	£ 378
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(233)	(161)
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 3 POCI
Disclosure of financial assets [line items]
Loans and advances	£ 15	£ 17
Coverage ratio	0.00%	0.00%
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 15	£ 17
Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	0
Financial assets at amortised cost | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	£ 133,324	£ 129,625
Coverage ratio	1.00%	0.90%
Financial assets at amortised cost | Corporate loans | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 134,650	£ 130,791
Financial assets at amortised cost | Corporate loans | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1,326)	(1,166)
Financial assets at amortised cost | Corporate loans | Stage 1
Disclosure of financial assets [line items]
Loans and advances	£ 120,646	£ 116,299
Coverage ratio	0.20%	0.20%
Financial assets at amortised cost | Corporate loans | Stage 1 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 120,853	£ 116,508
Financial assets at amortised cost | Corporate loans | Stage 1 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(207)	(209)
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 10,323	£ 10,836
Coverage ratio	3.00%	3.00%
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 10,638	£ 11,167
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(315)	(331)
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI
Disclosure of financial assets [line items]
Loans and advances	£ 2,355	£ 2,490
Coverage ratio	25.50%	20.10%
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 3,159	£ 3,116
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(804)	(626)
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 3 POCI
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 0
Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 3 POCI | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	0	0
Not past due | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 25,438	£ 31,737
Coverage ratio	4.80%	4.20%
Not past due | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 26,711	£ 33,130
Not past due | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(1,273)	(1,393)
Not past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 11,063	£ 16,748
Coverage ratio	0.10%	0.30%
Not past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 11,072	£ 16,790
Not past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(9)	(42)
Not past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 2,992	£ 3,476
Coverage ratio	21.90%	21.60%
Not past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 3,832	£ 4,435
Not past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(840)	(959)
Not past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 1,272	£ 980
Coverage ratio	9.00%	7.20%
Not past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 1,398	£ 1,056
Not past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(126)	(76)
Not past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 10,111	£ 10,533
Coverage ratio	2.90%	2.90%
Not past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 10,409	£ 10,849
Not past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(298)	(316)
Not more than one month | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 2,451	£ 2,533
Coverage ratio	6.70%	5.90%
Not more than one month | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 2,628	£ 2,692
Not more than one month | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(177)	(159)
Not more than one month | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 2,029	£ 2,021
Coverage ratio	0.20%	0.60%
Not more than one month | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 2,033	£ 2,034
Not more than one month | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(4)	(13)
Not more than one month | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 179	£ 181
Coverage ratio	43.50%	40.30%
Not more than one month | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 317	£ 303
Not more than one month | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(138)	(122)
Not more than one month | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 179	£ 194
Coverage ratio	13.50%	8.10%
Not more than one month | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 207	£ 211
Not more than one month | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(28)	(17)
Not more than one month | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 64	£ 137
Coverage ratio	9.90%	4.90%
Not more than one month | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 71	£ 144
Not more than one month | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(7)	(7)
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 1,067	£ 1,132
Coverage ratio	19.50%	15.00%
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 1,325	£ 1,331
Greater than 30 days past due | Financial assets at amortised cost | Loans and advances | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(258)	(199)
Greater than 30 days past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 721	£ 765
Coverage ratio	0.40%	0.90%
Greater than 30 days past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 724	£ 772
Greater than 30 days past due | Financial assets at amortised cost | Retail mortgages | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(3)	(7)
Greater than 30 days past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 114	£ 113
Coverage ratio	65.50%	59.50%
Greater than 30 days past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 330	£ 279
Greater than 30 days past due | Financial assets at amortised cost | Retail credit cards | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(216)	(166)
Greater than 30 days past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 84	£ 88
Coverage ratio	25.70%	17.00%
Greater than 30 days past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 113	£ 106
Greater than 30 days past due | Financial assets at amortised cost | Retail other | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(29)	(18)
Greater than 30 days past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2
Disclosure of financial assets [line items]
Loans and advances	£ 148	£ 166
Coverage ratio	6.30%	4.60%
Greater than 30 days past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Gross exposure
Disclosure of financial assets [line items]
Loans and advances	£ 158	£ 174
Greater than 30 days past due | Financial assets at amortised cost | Corporate loans | Lifetime expected credit losses | Stage 2 | Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	£ (10)	£ (8)